[LOGO]
[THE HARTFORD]

May 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                             Please see Exhibit A attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectus and Statement of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 20, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4487.

Very truly yours,

/s/ Linda Telychka
Linda Telychka
Senior Business Compliance

Exhibit A

VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE CO

File No. 333-43799	EmPower
File No. 033-37577	Masters
File No. 033-19421	Opportunity
File No. 333-65233	Triple Crown VA
File No. 033-63935	TD Waterhouse

SEPARATE ACCOUNT A OF UNION SECURITY LIFE INS CO OF NEW YORK

File No. 033-71686	Masters
File No. 333-20343	TD Waterhouse